Derivatives and Fair Value Disclosures - Schedule of Fair Value, Assets and Liabilities Measured on Non-Recurring Basis (Detail) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held for sale				$ (11,351,821)	$ (4,305,271)
Long-lived assets held and used					(2,156,002)
Total				(11,351,821)	$ (6,461,273)	$ (5,735,086)
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	$ 9,400,000	$ 6,000,000	$ 8,000,000
Long-lived assets held for sale				55,230,000
Long-lived assets held for sale				(3,189,858)
Total	9,400,000	6,000,000	8,000,000	55,230,000
Long-lived assets held and used	(1,531,130)	(897,965)	(1,258,037)
Total	(1,531,130)	(897,965)	(1,258,037)	(3,189,858)
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	9,400,000	6,000,000	8,000,000
Long-lived assets held for sale				55,230,000
Total	$ 9,400,000	$ 6,000,000	$ 8,000,000	$ 55,230,000